Operations and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Operations and Summary of Significant Accounting Policies [Abstract]
Trade Allowances and Sales Incentive Discounts [Table Text Block]	Accounts and notes receivable allowances at December 31, 2011 and 2010 were as follows (in millions):

	2011	2010
Sales incentive discounts	$12.4	$11.3
Doubtful accounts	36.9	29.3
	$49.3	$40.6

Schedule of Inventory, Current [Table Text Block]
Inventories, net at December 31, 2011 and 2010 were as follows (in millions):

	2011	2010
Finished goods	$500.0	$422.6
Repair and replacement parts	450.7	432.4
Work in process	127.6	90.2
Raw materials	481.3	288.3
Inventories, net	$1,559.6	$1,233.5

Property, Plant and Equipment [Table Text Block]
Property, plant and equipment, net at December 31, 2011 and 2010 consisted of the following (in millions):

	2011	2010
Land	$97.2	$63.6
Buildings and improvements	527.9	404.1
Machinery and equipment	1,358.1	1,166.4
Furniture and fixtures	265.7	221.9
Gross property, plant and equipment	2,248.9	1,856.0
Accumulated depreciation and amortization	(1,026.3)	(931.2)
Property, plant and equipment, net	$1,222.6	$924.8

Schedule of Goodwill
Changes in the carrying amount of goodwill during the years ended December 31, 2011, 2010 and 2009 are summarized as follows (in millions):

	North America	South America	Europe/Africa/ Middle East	Rest of World	Consolidated
Balance as of December 31, 2008	$3.1	$141.6	$442.3	$—	$587.0
Adjustments related to income taxes	—	—	(9.2)	—	(9.2)
Foreign currency translation	—	45.6	10.6	—	56.2
Balance as of December 31, 2009	3.1	187.2	443.7	—	634.0
Acquisition	—	—	26.8	—	26.8
Adjustments related to income taxes	—	—	(8.6)	—	(8.6)
Foreign currency translation	—	9.5	(29.0)	—	(19.5)
Balance as of December 31, 2010	3.1	196.7	432.9	—	632.7
Acquisitions	412.8	38.3	66.3	88.3	605.7
Adjustments related to income taxes	—	—	(9.1)	—	(9.1)
Foreign currency translation	—	(22.8)	(12.3)	0.3	(34.8)
Balance as of December 31, 2011	$415.9	$212.2	$477.8	$88.6	$1,194.5

Intangible Assets Weighted Average Useful Lives [Table Text Block]
The acquired intangible assets have a weighted average useful life as follows:

Intangible Asset	Weighted-Average Useful Life
Customer relationships	13	years
Technology and patents	13	years
Trademarks and tradenames	21	years
Land use rights	45	years

Schedule of Acquired Finite-Lived Intangible Assets by Major Class [Table Text Block]
Changes in the carrying amount of acquired intangible assets during 2011 and 2010 are summarized as follows (in millions):

	Trademarks and Tradenames	Customer Relationships	Patents and Technology	Land Use Rights	Total
Gross carrying amounts:
Balance as of December 31, 2009	$33.4	$103.3	$54.3	$—	$191.0
Acquisition	4.8	21.9	—	—	26.7
Foreign currency translation	0.2	(0.3)	(3.5)	—	(3.6)
Balance as of December 31, 2010	38.4	124.9	50.8	—	214.1
Acquisitions	79.7	396.1	36.5	8.5	520.8
Foreign currency translation	—	(9.6)	(1.6)	0.1	(11.1)
Balance as of December 31, 2011	$118.1	$511.4	$85.7	$8.6	$723.8

	Trademarks and Tradenames	Customer Relationships	Patents and Technology	Land Use Rights	Total
Accumulated amortization:
Balance as of December 31, 2009	$9.9	$63.1	$46.5	$—	$119.5
Amortization expense	1.1	10.7	6.6	—	18.4
Foreign currency translation	—	(0.1)	(2.7)	—	(2.8)
Balance as of December 31, 2010	11.0	73.7	50.4	—	135.1
Amortization expense	2.1	18.2	1.3	—	21.6
Foreign currency translation	—	(6.6)	(1.4)	—	(8.0)
Balance as of December 31, 2011	$13.1	$85.3	$50.3	$—	$148.7

Schedule of Indefinite-lived Intangible Assets by Major Class [Table Text Block]

Trademarks and Tradenames
Indefinite-lived intangible assets:
Balance as of December 31, 2009	$95.3
Foreign currency translation	(2.7)
Balance as of December 31, 2010	92.6
Foreign currency translation	(1.2)
Balance as of December 31, 2011	$91.4

Schedule of Accrued Liabilities [Table Text Block]
Accrued expenses at December 31, 2011 and 2010 consisted of the following (in millions):

	2011	2010
Reserve for volume discounts and sales incentives	$318.9	$252.1
Warranty reserves	212.7	179.0
Accrued employee compensation and benefits	220.1	168.2
Accrued taxes	139.0	115.2
Other	189.9	168.6
	$1,080.6	$883.1

Schedule of Product Warranty Liability [Table Text Block]
The warranty reserve activity for the years ended December 31, 2011, 2010 and 2009 consisted of the following (in millions):

	2011	2010	2009
Balance at beginning of the year	$199.5	$181.6	$183.4
Acquisitions	7.2	—	—
Accruals for warranties issued during the year	195.1	163.7	141.6
Settlements made (in cash or in kind) during the year	(152.6)	(140.1)	(150.9)
Foreign currency translation	(8.7)	(5.7)	7.5
Balance at the end of the year	$240.5	$199.5	$181.6

Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Stock compensation expense was recorded as follows (in millions). Refer to Note 10 for additional information regarding the Company’s stock incentive plans during 2011, 2010 and 2009:

	Years Ended December 31,
	2011	2010	2009
Cost of goods sold	$1.6	$0.7	$0.1
Selling, general and administrative expenses	23.0	12.9	8.2
Total stock compensation expense	$24.6	$13.6	$8.3

Schedule of Components of Interest Expense, Net [Table Text Block]
Interest expense, net for the years ended December 31, 2011, 2010 and 2009 consisted of the following (in millions):

	2011	2010	2009
Interest expense	$59.0	$64.0	$65.0
Interest income	(28.8)	(30.7)	(22.9)
	$30.2	$33.3	$42.1

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
A reconciliation of net income attributable to AGCO Corporation and its subsidiaries and weighted average common shares outstanding for purposes of calculating basic and diluted income per share during the years ended December 31, 2011, 2010 and 2009 is as follows (in millions, except per share data):

	2011	2010	2009
Basic net income per share:
Net income attributable to AGCO Corporation and subsidiaries	$583.3	$220.5	$135.7
Weighted average number of common shares outstanding	95.6	92.8	92.2
Basic net income per share attributable to AGCO Corporation and subsidiaries	$6.10	$2.38	$1.47
Diluted net income per share:
Net income attributable to AGCO Corporation and subsidiaries	$583.3	$220.5	$135.7
Weighted average number of common shares outstanding	95.6	92.8	92.2
Dilutive stock options, performance share awards and restricted stock awards	0.6	0.4	0.4
Weighted average assumed conversion of contingently convertible senior subordinated notes	1.9	3.2	1.5
Weighted average number of common shares and common share equivalents outstanding for purposes of computing diluted income per share	98.1	96.4	94.1
Diluted net income per share attributable to AGCO Corporation and subsidiaries	$5.95	$2.29	$1.44

Schedule of Comprehensive Income (Loss) [Table Text Block]
The components of other comprehensive income (loss) and the related tax effects for the years ended December 31, 2011, 2010 and 2009 are as follows (in millions):

	AGCO Corporation and Subsidiaries			Noncontrolling Interests
	2011			2011
	Before-tax Amount (1)	Income Taxes	After-tax Amount	After-tax Amount
Defined benefit pension plans	$(76.0)	$14.9	$(61.1)	$—
Unrealized loss on derivatives, net (1)	(7.1)	1.6	(5.4)	—
Unrealized gain on derivatives held by affiliates	2.5	—	2.5	—
Foreign currency translation adjustments	(204.5)	—	(204.5)	(0.1)
Total components of other comprehensive income (loss)	$(285.1)	$16.5	$(268.5)	$(0.1)
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(1)	Rounding may impact summation of amounts.

	AGCO Corporation and Subsidiaries			Noncontrolling Interest
	2010			2010
	Before-tax Amount	Income Taxes	After-tax Amount	After-tax Amount
Defined benefit pension plans	$41.7	$(12.5)	$29.2	$—
Unrealized gain on derivatives, net	3.1	(0.6)	2.5	—
Unrealized gain on derivatives held by affiliates	0.2	—	0.2	—
Foreign currency translation adjustments	23.4	—	23.4	(0.1)
Total components of other comprehensive income (loss)	$68.4	$(13.1)	$55.3	$(0.1)

	AGCO Corporation and Subsidiaries			Noncontrolling Interest
	2009			2009
	Before-tax Amount	Income Taxes	After-tax Amount	After-tax Amount
Defined benefit pension plans	$(97.6)	$27.4	$(70.2)	$—
Unrealized gain on derivatives, net	52.7	(17.3)	35.4	—
Unrealized gain on derivatives held by affiliates	0.6	—	0.6	—
Foreign currency translation adjustments	282.9	—	282.9	0.2
Total components of other comprehensive income	$238.6	$10.1	$248.7	$0.2